INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 38,469	$ 27,045	$ 46,138
Non-Israeli subsidiaries	(9,430)	(3,841)	30,095
Income before income tax	$ 29,039	$ 23,204	$ 76,233